As filed with the Securities and Exchange Commission on September 2, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Address of principal executive offices) (Zip code)

Mitchell York
Wertz York Capital Management Group, LLC
5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2009

Date of reporting period:  06/30/2009

Item 1. Reports to Stockholders.

Semi-annual Report June 30, 2009

Fund Advisor:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

THE CORE FUND
EXPENSES
JUNE 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of January 1, 2009 through June 30, 2009.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2009
	Account Value	Account Value	Through
	January 1, 2009	June 30, 2009	June 30, 2009

Actual - Class I	$1,000.00	$1,020.20	$3.86
Hypothetical
(5% return before expenses)	1,000.00	1,020.98	3.86

Actual - Class Y	$1,000.00	$1,020.40	$2.60
Hypothetical
(5% return before expenses)	1,000.00	1,022.22	2.61

* Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class I and 0.52% for Class Y,  which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/366 days (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of 2.02% for Class I and 2.04% for Class Y for the six-month period of January 1, 2009 to June 30, 2009.

THE CORE FUND
FUND PROFILE
June 30, 2009 (Unaudited)

Asset Allocation
(% of Net Assets)

U.S. Government & Agency Obligations	82.65%
Asset Backed Securities	81 11.	%
Municipal Bonds	78 4.	%
Short Term Investments	76 19.	%
Liabilities in excess of other assets, net	(19.00)%
Total Net Assets	100.00%

The CORE Fund
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 4.78%
Pennsylvania - 4.78%
Pennsylvania State Higher Education Assistance Agency
0.151%, 06/01/2047 (a)(b)(e)	$4,900,000	$4,802,000
Pennsylvania State Higher Education Assistance Agency
0.270%, 05/01/2046 (a)(b)(e)	4,950,000	4,851,000
TOTAL MUNINCIPAL BONDS (Cost $9,850,000)		9,653,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 82.65%
FFCB - 0.76%
4.70%, 04/28/2015	1,500,000	1,527,045
		1,527,045

FHLB - 11.09%
4.80%, 02/22/2018 (b)	1,500,000	1,522,500
4.805%, 08/20/2015	937,176	984,181
5.10%, 11/19/2014	3,000,000	3,159,483
5.20%, 08/27/2013	3,500,000	3,676,404
5.20%, 11/20/2014	3,000,000	3,054,003
5.24%, 02/28/2013	3,500,000	3,526,558
5.25%, 09/15/2017 (b)	1,156,522	1,214,348
5.25%, 11/08/2017 (b)(c)	5,000,000	5,250,000
		22,387,477

FHLMC - 25.42%
2.25%, 02/02/2012 (c)	5,000,000	5,021,915
2.45%, 02/17/2012 (c)	5,000,000	5,026,060
3.25%, 02/18/2014 (b)	3,000,000	3,030,000
3.25%, 06/25/2014	2,000,000	2,002,946
3.50%, 07/08/2014	1,500,000	1,495,547
5.786%, 08/01/2037	841,222	881,162
Pool E01641 , 4.50%, 05/01/2019	840,278	861,317
Pool M80765, 5.00%, 08/01/2009	120,885	120,885
Pool G11793, 5.00%, 09/01/2015	1,157,096	1,199,403
Pool G12402, 5.00%, 11/01/2021	2,068,026	2,148,356
Pool C90779, 5.00%, 01/01/2024	808,581	832,941
Pool G30284, 5.00%, 02/01/2026	1,278,618	1,315,356
Pool G08067 , 5.00%, 07/01/2035	1,742,154	1,779,107
Pool G11759, 5.50%, 12/01/2018	883,275	933,318
Pool G13161, 5.50%, 05/01/2023	781,574	818,772
Pool 1B1691, 4.623%, 05/01/2034 (a)	790,341	812,608
Pool G12785, 5.50%, 08/01/2017	1,015,200	1,072,718
Pool 780242, 5.913%, 02/01/2033 (a)	72,823	73,627
Pool 781955, 4.82%, 05/01/2034 (a)	386,465	392,698
Pool 847661, 5.762%, 12/01/2036 (a)	1,294,942	1,342,863
Pool 1N1628, 5.82%, 06/01/2037 (a)	1,303,829	1,359,284
Pool D97199, 6.00%, 02/01/2027	1,853,071	1,949,151
Pool C91000, 6.00%, 11/01/2026	2,202,957	2,318,794
Pool C90580, 6.00%, 09/01/2022	259,555	273,957
Pool G30360, 6.00%, 10/01/2027	1,910,118	2,009,154
Pool 780346, 5.223%, 03/01/2033 (a)	191,531	193,121
Series 2690, 4.50%, 11/15/2028	1,500,000	1,541,485
Series 3070, 4.50%, 10/15/2018	1,552,707	1,601,406
Series 2827, 4.50%, 01/15/2023	1,000,000	1,028,450
Series 2776, 4.00%, 01/15/2034	900,888	903,564
Series 3128, 5.00%, 10/15/2027	2,000,000	2,093,636
Series 3187, 5.00%, 02/15/2032	1,210,829	1,244,884
Series 2941, 5.00%, 05/15/2033	1,000,000	1,025,565
Series 3414, 5.00%, 12/15/2036	1,255,548	1,305,313
Series R016, 5.125%, 06/01/2018	455,442	470,534
Series 3349, 6.00%, 09/15/2036	478,764	504,496
Series 410926, 5.686%, 07/01/2035 (a)	173,574	176,348
Series 410924, 5.75%, 05/01/2035 (a)	123,624	125,878
		51,286,619

FNMA - 43.75%
2.00%, 02/11/2011 (c)	$15,000,000	$15,106,785
4.12%, 05/06/2013	2,400,000	2,425,070
4.30%, 04/15/2016	1,000,000	1,013,285
5.00%, 07/08/2016	1,000,000	1,003,164
5.20%, 10/09/2018	1,700,000	1,719,744
5.21%, 01/25/2023 (b)	2,000,000	2,050,000
5.25%, 12/21/2017 (b)	3,000,000	3,060,000
5.50%, 12/14/2022 (b)	6,500,000	6,630,000
5.65%, 05/17/2022 (b)(c)	5,000,000	5,212,500
5.70%, 10/05/2021	1,000,000	1,011,682
5.953%, 06/21/2027 (b)(c)	3,000,000	3,180,000
6.00%, 07/02/2024	1,000,000	1,009,612
6.00%, 07/02/2024	1,000,000	1,009,683
6.06%, 07/20/2027 (b)	1,000,000	1,040,000
6.11%, 12/21/2029 (b)	2,000,000	2,000,000
Pool 735301, 4.00%, 03/01/2020 (a)	1,625,749	1,656,909
Pool 735529, 4.73%, 08/01/2034 (a)	710,856	734,329
Pool 826046, 4.32%, 07/01/2035 (a)	1,508,262	1,541,120
Pool 958204, 4.86%, 02/01/2014 (b)	1,250,000	1,300,000
Pool 002345, 5.00%, 02/01/2018 (a)	501,507	525,376
Pool 555545, 5.00%, 06/01/2018	430,727	451,092
Pool 357413, 5.00%, 07/01/2018	1,592,346	1,667,634
Pool 254985, 5.00%, 11/01/2023	836,077	859,006
Pool 256962, 5.00%, 11/01/2027	1,007,955	1,055,927
Pool 257163, 5.00%, 04/01/2028	1,696,845	1,740,392
Pool 843024, 5.141%, 09/01/2035 (a)	766,920	789,837
Pool 832922, 4.79%, 09/01/2035 (a)	108,459	108,819
Pool 254192, 5.50%, 02/01/2022	879,131	915,053
Pool 255182, 5.50%, 04/01/2024	824,114	857,450
Pool 257164, 5.50%, 04/01/2028	1,634,925	1,698,042
Pool 257239, 5.50%, 06/01/2028	1,697,765	1,763,309
Pool 802854, 4.24%, 12/01/2034 (a)	751,570	759,272
Pool 256137, 6.00%, 02/01/2016	899,942	948,945
Pool 256911, 6.00%, 09/01/2017	1,319,356	1,399,665
Pool 889634, 6.00%, 02/01/2023	1,701,740	1,805,067
Pool 256651, 6.00%, 03/01/2037	933,079	973,919
Pool 941676, 6.00%, 05/01/2037	1,822,881	1,902,668
Pool 256752, 6.00%, 06/01/2027	2,032,751	2,136,224
Pool 256890, 6.00%, 09/01/2037	857,340	894,866
Pool 256962, 6.00%, 11/01/2027	1,392,150	1,463,014
Pool 256946, 6.50%, 10/01/2027	1,373,440	1,469,901
Pool 190609, 7.00%, 02/01/2014	111,479	121,170
Pool 754624, 7.37%, 11/01/2033 (a)	159,778	163,149
Pool 851297, 4.31%, 09/01/2035 (a)	1,168,939	1,188,612
Series 2004-28, 4.50%, 01/25/2034	971,512	998,483
Series 2005-101, 5.00%, 06/25/2034	1,000,000	1,040,063
Series 2006-126, 5.50%, 04/25/2036	750,638	778,299
Series 2007-42, 5.50%, 01/25/2036	1,283,993	1,349,892
Series 2007-B2, 5.50%, 12/25/2020	146,502	152,733
Series 2008-51, 4.50%, 11/25/2022	1,568,848	1,636,394
Series 2008-67, 6.00%, 08/25/2034	448,204	450,176
Series 2009-3, 5.00%, 01/25/2049	1,445,173	1,502,880
		88,271,212

GNMA - 1.63%
Pool 80701, 5.375%, 06/20/2033 (a)	214,317	220,492
Pool 80728, 5.125%, 08/20/2033 (a)	73,500	75,486
Pool 80825, 5.50%, 02/20/2034 (a)	132,738	135,646
Pool 80965, 4.625%, 07/20/2034 (a)	477,795	488,036
Series 2003-110, 5.00%, 05/20/2029	407,179	414,895
Series 2008-6, 4.25%, 09/20/2037	1,934,696	1,956,309
		3,290,864

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $163,237,353)		166,763,217

ASSET BACKED SECURITIES - 11.81%
Next Student Master Trust I Series 2007-1, Class A-12	4,300,000	4,214,000
1.49%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/30/08, Cost $4,300,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	4,900,000
1.49%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	14,700,000
1.82%, 09/01/2042 (a)(b)(d)(e)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,300,000)		23,814,000

	Principal
	Amount/ Shares	Value
SHORT TERM INVESTMENTS - 19.76%
Money Market Funds - 19.76%
Federated Prime Obligations Fund	7,793,316	7,793,316
Federated Prime Cash Obligations Fund	7,461,697	7,461,697
Dreyfus Institutional Reserves Money Fund	24,617,519	24,617,519
		39,872,532
TOTAL SHORT TERM INVESTMENTS (Cost $39,872,532)		39,872,532
Total Investments (Cost $237,259,885) - 119.00%		240,102,749
Liabilities in Excess of Other Assets, Net (19.00%)		(38,330,338)
TOTAL NET ASSETS - 100.00%		$201,772,411

Footnotes
Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2009.
(b)
Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources.  Such values are approved on a quarterly basis by the Board of Trustees.  The total fair value of such securities at June 30, 2009 is $67,656,348, which represents 33.53% of total net assets.

(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of June 30, 2009 the value of these investments was $33,467,000 or 16.59% of total net assets.

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Reverse Repurchase Agreements
June 30, 2009 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	0.55%	6/19/2009	9/17/2009	$36,026,659	$35,977,190
				$36,026,659	$35,977,190

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Short Futures Contracts
June 30, 2009 (Unaudited)

Number		Unrealized
of Contracts		(Appreciation)

100	U.S. Treasury 10-Year Note Futures Contract
	Expiring September 2009 (Underlying Face Amount at Market Value $11,626,563)	18,750

As of June 30, 2009, initial margin deposits of $243,000 have been pledged in connection with the open short futures contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2009 (Unaudited)

Assets:
Investments, at market (cost: $237,259,885)	$240,102,749
Deposit at broker for futures	1,133,340
Receivables:
Interest	1,068,484
Capital shares purchased	482,346
Securities sold	687,049
Variation margin	18,750
Prepaid Expenses	17,874
Total Assets	243,510,592

Liabilities:
Due to Custodian	657,805
Reverse repurchase agreements	35,977,190
Interest payable on reverse repurchase agreements	6,596
Distributions payable	536,563
Securities purchased	4,499,900
Advisory fees	57,966
Accrued Expenses	2,161
Total Liabilities	41,738,181

Net Assets	$201,772,411

Net Assets consist of:
Paid-in capital	205,994,822
Accumulated net investment income (loss)	(69,084)
Net accumulated realized loss on investments	(6,819,378)
Net unrealized appreciation on investments	2,842,864
Net unrealized depreciation on futures contracts	(176,813)
Net Assets	$201,772,411

Class I
Net Assets	$27,291,561
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	2,811,537
Net Asset Value and offering price per share ($27,291,561 / 2,811,537 shares)	$9.71

Class Y
Net Assets	$174,480,850
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	17,960,158
Net Asset Value and offering price per share ($174,480,850 / 17,960,158 shares)	$9.71

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)

Investment Income:
Interest	$4,378,668
Total Investment Income:	4,378,668

Expenses:
Investment advisory fees	1,015,062
Interest expense	114,714
Compliance officer compensation fees	17,852
Legal expenses	14,671
Insurance expenses	10,796
Audit expenses	7,879
Trustee expenses	6,447
Other expenses	10,955
Total Expenses:	1,198,376

Investment advisory fees waived - Class I	(56,628)
Investment advisory fees waived - Class Y	(574,231)
Total Waivers:	(630,859)
Total Net Expenses:	567,517

Net investment income	3,811,151

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	80,041
Net realized gain on future contracts	94,337
Net change in unrealized appreciation on investments	(194,759)
Net change in unrealized depreciation on future contracts	385,084
Net realized and unrealized gain(loss) on investments	364,703

Net increase in net assets resulting from operations	$4,175,854

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Fiscal Year
	June 30, 2009	Ended
	(Unaudited)	December 31, 2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,811,151	$8,737,507
Net realized gain (loss) on investments	174,378	(3,510,996)
Net change in unrealized appreciation on investments	190,325	912,344
Net increase in net assets resulting from operations	4,175,854	6,138,855

Distributions to shareholders from:
Net investment income - Class I	(507,255)	(1,508,361)
Net investment income - Class Y	(3,394,182)	(7,275,852)
Total Distributions	(3,901,437)	(8,784,213)

Capital Share Transactions:
Shares sold:
Class I	—	7,882,398
Class Y	25,213,554	137,775,568
Shares reinvested:
Class I	93,889	286,973
Class Y	3,374,277	7,324,546
Shares redeemed:
Class I	(2,058,315)	(24,879,748)
Class Y	(14,491,114)	(50,881,798)
Increase (decrease) in net assets from capital share transactions	12,132,291	77,507,939

Total increase (decrease) in net assets	12,406,708	74,862,581

Net Assets:
Beginning of year	189,365,703	114,503,122
End of year	$201,772,411	$189,365,703

Accumulated undistributed net investment income	$(69,084)	$21,202

Share Transactions:
Shares sold:
Class I	—	802,726
Class Y	2,593,143	14,063,900
Shares reinvested:
Class I	9,666	29,313
Class Y	347,069	749,029
Shares redeemed:
Class I	(211,942)	(2,531,380)
Class Y	(1,494,690)	(5,226,929)
Net increase (decrease) from share transactions	1,243,246	7,886,659

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2009		Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
CLASS I	(Unaudited)		December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005	December 31, 2004

Net Asset Value,
Beginning of Year	$9.69		$9.83	$9.83	$9.83	$9.83	$9.89

Investment Operations:
Net investment income	0.17		0.44	0.48	0.39	0.25	0.20
Net realized and unrealized gain/(loss)
on investments	0.02		(0.13)	0.00	0.00	0.01	(0.06)
Total from investment operations	0.19		0.31	0.48	0.39	0.26	0.14

Distributions from:
Net investment income	(0.17)		(0.45)	(0.48)	(0.39)	(0.26)	(0.20)
Total distributions	(0.17)		(0.45)	(0.48)	(0.39)	(0.26)	(0.20)

Net Asset Value, End of Year	$9.71		$9.69	$9.83	$9.83	$9.83	$9.83

Total Return	2.02	%(a)	3.24%	5.00%	4.05%	2.74%	1.38%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$27,292		$29,205	$46,339	$172,509	$224,590	$181,865
Ratio of expenses to average net assets:
Before advisory fee waiver (Including interest expense)	1.18	%(b)	1.89%	1.51%	1.01%	1.40%	1.00%
Before advisory fee waiver (Excluding interest expense)	1.07	%(b)	1.06%	1.03%		1.00%
After advisory fee waiver (Including interest expense)	0.77	%(b)	1.49%	1.05%	0.51%	0.89%	0.50%
After advisory fee waiver (Excluding interest expense)	0.66	%(b)	0.66%	0.57%		0.49%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.13	%(b)	4.19%	4.31%	3.47%	2.09%	1.48%
After advisory fee waiver	3.54	%(b)	4.59%	4.78%	3.97%	2.60%	1.98%
Portfolio turnover rate	40%		62%	183%	81%	141%	263%

(a)    Not annualized.
(b)    Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the
	Six Months Ended		For the	For the
	June 30, 2009		Year Ended	Period Ended
CLASS Y	(Unaudited)		December 31, 2008	December 31, 2007(a)

Net Asset Value,
Beginning of Period	$9.70		$9.84	$9.82

Investment Operations:
Net investment income	0.18		0.48	0.33
Net realized and unrealized gain/(loss)
on investments	0.01		(0.14)	0.03
Total from investment operations	0.19		0.34	0.36

Distributions from:
Net investment income	(0.18)		(0.48)	(0.34)
Total distributions	(0.18)		(0.48)	(0.34)

Net Asset Value, End of Period	$9.71		$9.70	$9.84

Total Return	2.04	%(b)	3.49%	3.72	%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$174,481		$160,160	$68,164
Ratio of expenses to average net assets:
Before advisory fee waiver (Including interest expense)	1.18	%(c)	1.89%	2.25	%(c)
Before advisory fee waiver (Excluding interest expense)	1.07	%(c)	1.06%	1.03	%(c)
After advisory fee waiver (Including interest expense)	0.52	%(c)	1.24%	1.60	%(c)
After advisory fee waiver (Excluding interest expense)	0.41	%(c)	0.41%	0.38	%(c)
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.13	%(c)	4.19%	4.48	%(c)
After advisory fee waiver	3.79	%(c)	4.84%	5.13	%(c)
Portfolio turnover rate	40%		62%	183%

(a)           For the period of May 1, 2007 (commencement of operations) to December 31, 2007.
(b)           Not annualized.
(c)           Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CASHFLOWS
For the Period Ended June 30, 2009

Increase (decrease) in cash--

Cash flows from operating activites:
Net increase in net assets from operations	$4,175,854
Adjustments to reconcile net increase (decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investments	(84,411,133)
Proceeds for dispositions of investment securities	86,210,935
Sale of short term investments, net	(25,524,332)
Increase in deposits with brokers for furture sales	(44,754)
Decrease in receivable for securities sold	5,375,293
Decrease in receivable for variation margin	395,540
Increase in other assets	(14,638)
Decrease in interest receivable	527,625
Increase in payable to custodian	654,511
Decrease in accrued advisory fees	(11,951)
Increase in payable for securities purchased	4,499,900
Decrease in distributions payable	(152,897)
Decrease in accrued expenses	(14,235)
Decrease in interest payable on reverse repurchase agreements	(1,245)
Unrealized appreciation on securities	194,759
Net realized gain on investments	(80,041)
Net cash used in operating activities	(8,220,809)

Cash flows from financing activities:
Decrease in reverse repurchase agreements	(152,881)
Proceeds from shares sold	25,356,390
Payment on shares redeemed	(16,549,429)
Distributions paid in cash	(433,271)
Net cash provided by financing activities	8,220,809
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest expense	$115,959
Noncash financing activity - reinvestment of dividend distributions	$3,468,166

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
For the Period Ended
June 30, 2009
(Unaudited)

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

For the period June 1, 2006 through April 30, 2007, the Fund had two share classes: I and R.  Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002.  Class R shares were first offered to the public on June 1, 2006.  On May 1, 2007, the Fund redeemed shares of Class R pursuant to an action approved by the Board of Trustees.  On May 1, 2007, the Fund commenced operations of Class Y shares.  The Fund offers Class I and Class Y shares.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  On matters affecting only one class, only shareholders of that class may vote.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high level of income over the long term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonable expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SFAS  Interpretation 157 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad level listed below:

Level 1- Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government & Agency Obligations	$132,573,869	$—	$34,189,348	$166,763,217
Asset Backed Securities	—	—	23,814,000	23,814,000
Municipal Bonds	—	—	9,653,000	9,653,000
Total Fixed Income	132,573,869	—	67,656,348	200,230,217

Short-Term Investments	39,872,532	—	—	39,872,532

Total Investments in Securities	172,446,401	—	67,656,348	240,102,749

Other Financial Instruments*	$11,626,563	$35,977,190	$—	$47,603,753

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options.  Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in	Other Financial
Description	Securities	Instruments*
Balance as of December 31, 2008	$50,769,501	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(833,000)	—
Net purchases (sales)	17,719,847	—
Transfers in and/or out of Level 3	—	—
Balance as of June 30, 2009	$67,656,348	$—

Change in unrealized appreciation (depreciation) during the
year for level 3 investments held at June 30, 2009.	$(833,000)	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options.  Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

SFAS Interpretation 161 – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivates instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.

The Core Fund

The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk.  The Adviser uses instruments to extend the Fund’s duration when interest rates are expected to decline or reduce the Fund’s duration when interest rates are expected to rise.  The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund’s NAV.

Balance Sheet - Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted
for as hedging instruments
under Statement 133	Balance Sheet		Balance Sheet
	Location	Value	Location	Value
	Receivables,		Payables, Net
	Net Assets-		Assets-
	Unrealized		Unrealized
Interest Rate Contracts*	appreciation	$18,750	appreciation	$—
Total		$18,750		$—

* Includes cumulative appreciation (depreciation of futures contracts as reported in Schedule of Investments /footnotes).  Only current day's variation margin is reported within the statement of assets & liabilities.

The Effect on Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedge instruments
under Statement 133
	Written Options	Futures	Total
Interest Rate Contracts	$—	$94,337	$94,337
Total	$—	$94,337	$94,337

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted
for as hedge instruments
under Statement 133
	Written Options	Futures	Total
Interest Rate Contracts	$—	$385,084	$385,084
Total	$—	$385,084	$385,084

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income and Expenses- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.  The investment income and expenses of the Fund (other than class specific expense waivers) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of December 31, 2008, the Fund recorded a permanent book to tax difference of $66,985 from accumulated undistributed net investment income to accumulated net realized loss.

Financial Futures Contracts – The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,“ are made or received by the Fund each day, depending on the daily fluctuations in the fair value or the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Short Sales – The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

FASB Interpretation 48 – Effective June 29, 2007, the Fund adopted Financial Account Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that,  based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations.  Open tax years are those that are open for exam by taxing authorities.  As of December 31, 2008, open tax years include the tax years ended December 31, 2005 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  As of December 31, 2008, there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the Fund’s tax returns for all open tax years.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Subsequent Events – The Fund has adopted FAS No. 165, Subsequent Events (“FAS 165”).  FAS 165 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated.

Management has evaluated fund related events and transactions that occurred subsequent to June 30, 2009, through August 28, 2009, that date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund’s investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement, (the Agreement), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified below, are paid by the Adviser.  The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rating agency fees; fees and expenses for audit and non-audit services provided by independent public accountants; legal fees and expenses; insurance expenses; fees and expenses of the non-interested person Trustees and the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.60% and 0.35% of Class I and Class Y shares average daily net assets, respectively, from May 1, 2009 through April 30, 2010.  The Fund is not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.  For the period ended June 30, 2009, the Adviser earned a fee of $1,015,062 from the Fund.  For the period ended June 30, 2009, the Adviser waived management fees it earned totaling $630,859 or 0.62% of the Fund’s average daily net assets. At June 30, 2009, the Fund owed the Adviser $57,966 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement.  Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares.  The Distributor is an affiliate of USBFS.

NOTE 4. INVESTMENTS

For the period ended June 30, 2009, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

Amount
Purchases
U.S. Government Obligations	$84,411,133
Other	—

Sales
U.S. Government Obligations	$86,056,018
Other	150,000

NOTE 5. OPTIONS

For the Core Fund, the premium amount and number of option contracts written during the six months ended June 30, 2009 were as follows:

	Premium	Number
	Amount	of Contracts

Options outstanding at December 31, 2008	$—	—
Options written	242,281	275
Options closed	(66,547)	(100)
Options exercised	—	—
Options expired	(175,734)	(175)
Options outstanding at June 30, 2009	—	—

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2008, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$213,455,313
Gross tax unrealized appreciation	3,163,597
Gross tax unrealized depreciation	(687,871)
Net tax unrealized appreciation on investments	2,475,726
Undistributed ordinary income	21,202
Undistributed long-term capital gains	—
Total distributable earnings	21,202
Other accumulated gains/(losses)	(6,993,756)
Total accumulated earnings	$(4,496,828)

As of December 31, 2008, the Fund had $4,448,814 of post-October losses, which are deferred until January 1, 2009 for tax purposes.  Net capital loss incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2008, the Fund had available for federal income tax purposes unused capital loss carryforwards of $3,106,839, which is available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  Of such losses, $703,865 expire December 31, 2012, $724,416 expire December 31, 2014, $1,563,354 expire December 31, 2015 and $115,204 expire on December 31, 2016.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.17 per share for Class I and $0.18 per share for Class Y during the six months ended June 30, 2009.  The tax character of distributions paid during 2009 and 2008 for the Fund was as follows:

Six Months Ended
	June 30, 2009		Fiscal Year Ended
	(Unaudited)		December 31, 2008
	Class I	Class Y	Class I	Class Y
Distributions paid from:
Ordinary Income	$507,255	$3,394,182	$1,508,361	$7,275,852
Short-term Capital Gain	—	—	—	—
Long-term Capital Gain	—	—	—	—

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumptions of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2009, the Reunion West Community Development District owned 47% of the outstanding shares of Class I, and the School Board of Pasco County, Florida and the School Board of Polk County, Florida owned 46% and 29% of the outstanding shares of Class Y, respectively.

NOTE 10. RECEIVABLES: SECURITIES SOLD

On September 16, 2008, the Fund attempted to redeem its position in the Reserve Primary Fund which was equal  to $7,493,429 and recorded as a receivable by the Fund for its value on that date.  On September 22, 2008, the Reserve Primary Fund was granted an order by the SEC to suspend all rights of redemption and to extend the time for payment of redemptions already requested.  On September 29, 2008, the Board of Trustees of the Reserve Primary Fund voted to liquidate the assets of its portfolio.  Prior to December 31, 2008, the Fund received $5,913,605 of its receivable balance, leaving a remaining balance of $1,579,824, which is expected to be repaid during 2009 and is included in Receivables: Securities Sold at June 30, 2009.

NOTE 11. RENEWAL OF MANAGEMENT AGREEMENT

Renewal of the management agreement between the Advisor and the Trust (the “Agreement”) was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Agreement (the “Independent Trustees”), at an in-person meeting held on February 20, 2009.  The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance, total operating expenses and advisory fees of other funds with similar objectives and asset levels (the “peer group”).  The Board then reviewed the materials provided by the Adviser in advance of the meeting, which included, among other items, a description of the Adviser’s services to the Fund and other clients, a representation that there have been no changes in the Adviser’s corporate structure or business activities or personnel that would impact services provided to the Fund, a description of the compensation received by the Adviser from the Fund and a discussion concerning the profitability of the Fund to the Adviser (collectively, the “Report”).

As to the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed information provided in the Report regarding the Adviser’s business, personnel and management style.  They noted that the Adviser continued to be proactive in taking steps to compete with other funds, including the use of futures contracts and short sales in an attempt to manage the duration of the Fund, which had been successful in preserving capital, consistent with the Fund’s objective.  They also noted the Adviser’s use of reverse repurchase agreements, which had improved the Fund’s return because of the positive arbitrage.  The Trustees also noted that they had reviewed the Adviser’s compliance procedures with respect to the Fund, the Adviser’s brokerage policies and a certification from the Adviser regarding its Code of Ethics.  They noted that they had also reviewed the Adviser’s Form ADV, which described the educational and professional background of the Adviser’s investment personnel and reviewed the Adviser’s profit and loss statement for calendar year 2008 and its balance sheet as of December 31, 2008.  The Trustees discussed the terms of the Agreement, and concluded that the nature and extent of services required of the Adviser were reasonable and consistent with the Board’s expectations.  The Trustees concluded that the Adviser has the resources to provide high quality advisory services to the Fund.

As for the investment performance for the Adviser, the Trustees reviewed information provided in the Report regarding the performance of the Fund, as compared to two peer groups, a peer group of no-load taxable short-term government bond funds having assets less than $400 million, and a peer group of ultra short-term government bond funds having assets less than $3.6 billion.  Mr. Wertz indicated that the peer group information had been obtained from Morningstar, and he pointed out that the performance of the Fund was 3.26% for the 12-month period through January 1, 2009, as compared to an average return of 4.14% for the short-term peer group and -3.60% for the ultra short-term peer group.  The Trustees also reviewed the information provided in the Report regarding the performance of the Fund as compared to the one-year Constant Maturing Treasury index (“CMT”).  After discussion, the Trustees concluded that the Adviser had performed well, particularly as opposed to the index.  The Trustees did not consider performance of the Adviser in managing other accounts because there is no other account that uses the same strategy as the Fund.

As to the cost of the services provided by the Adviser, the Trustees noted that because the Adviser pays most of the Fund’s expenses out of the advisory fee, it was more appropriate to compare the Fund’s expense ratio with those of other funds.  The Trustees then reviewed information in the Report showing that the expense ratio of each class (after waiver and payment of Fund expenses) was significantly less than the average expense ratio for the short-term peer group (which the portfolio managers indicated was the appropriate comparison).  The Trustees therefore concluded that the advisory fee and expense ratio were reasonable.  The Trustees also reviewed a profitability analysis prepared by the Adviser that detailed the cost of the Adviser providing services to the Fund and the profitability to the Adviser of the services provided to the Fund.  The information provided showed that the Adviser’s operating margin for 2008 had improved as compared to 2007, but that the Fund was not generating significant profits for the Adviser.  It was the consensus of the Trustees, based on the information provided, that there were no significant economies of scale being realized by the Adviser at this time.

The Trustees also reviewed information regarding the Adviser’s receipt of research information from brokers with whom Fund transactions are executed and, in particular, soft dollar credits received on transactions executed on behalf of the Fund.  The Trustees discussed the value of such research to the Adviser and its use in managing the Fund.  The Board also considered the fact that the Adviser has been waiving fees for the Fund to maintain expenses at current levels.  The Trustees noted the Adviser was proposing no changes, effective May 1, 2009 through April 30, 2010, to its contractual commitment to maintain total annual operating expenses (with certain exceptions) at 60 basis points for Class I and 35 basis points for Class Y.  It was the consensus of the Trustees to approve the proposed expense cap letter and authorize the officers of the Fund to accept it on the Trust’s behalf.

The Trustees also discussed the written materials that they had received before the meeting and the Adviser’s oral presentation and other information that the Board received at the meeting, and deliberated on the approval of the continuation of the Agreement in light of this information.  In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.  After discussion, it was the consensus of the Trustees, after considering all pertinent factors, that the management fees were reasonable and the Agreement should be continued for an additional year.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2009 are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

WY Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President
M. Brent Wertz, Treasurer & Secretary
David E. Scott, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP 312
Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A. Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI  53202

This report is intended only for the information of shareholders or those who have received the Fund‘s prospectus which contains information about the Fund‘s management fee and expenses. Please read the prospectus carefully before investing.  Distributed by Quasar Distributors, LLC, (08/09).

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds

By (Signature and Title)    /s/Mitchell York
Mitchell York, President

Date    08/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Mitchell York
Mitchell York, President

Date    08/26/09

By (Signature and Title)    /s/M. Brent Wertz
M. Brent Wertz, Treasurer

Date    08/27/09